Equity - Schedule of movements in hedging and exchange reserve (Details) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
Disclosure of reserves within equity [line items]
Beginning balance	[1]	$ 11,709	[2]	$ 11,511	[2]	$ 11,719
Other comprehensive income/(loss)		(485)		(482)	[3]	268	[3]
Equity at end of period		12,070		11,709	[1],[2]	11,511	[1],[2]
Net investment hedges(1) | Interest rate risk
Disclosure of reserves within equity [line items]
Cost of hedging reserve		78
Hedging reserve
Disclosure of reserves within equity [line items]
Beginning balance		293		32		150
Other comprehensive income/(loss)		(154)		261		(118)
Retranslation impact of opening balances				0		0
Equity at end of period		139		293		32
Exchange reserve
Disclosure of reserves within equity [line items]
Beginning balance		(3,699)		(3,270)		(3,368)
Other comprehensive income/(loss)		(613)		(256)		(521)
Retranslation impact of opening balances				(173)		619
Equity at end of period		(4,312)		(3,699)		(3,270)
Hedging and exchange reserve
Disclosure of reserves within equity [line items]
Beginning balance		(3,406)		(3,238)		(3,218)
Other comprehensive income/(loss)		(767)		5		(639)
Retranslation impact of opening balances				(173)		619
Equity at end of period		$ (4,173)		$ (3,406)		$ (3,238)

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[3]	(1) See pages 238-240 for an explanation under Accounting information and policies.